CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2012	$ 216,066,241	$ 4,118	$ 69,670,922	$ 145,828,260	$ 562,941
Balances (in shares) at Dec. 31, 2012		41,177,217
Ordinary shares repurchased and retired	(2,728,912)	(73)	(2,728,839)	0	0
Ordinary shares repurchased and retired (in shares)		(726,053)
Ordinary shares issued for cash at $3.00 per share- rights offering	29,354,850	978	29,353,872	0	0
Ordinary shares issued for cash at $3.00 per share- rights offering (in shares)		9,784,950
Ordinary shares issued for repayment of shareholders loan	34,197,930	974	34,196,956	0	0
Ordinary shares issued for repayment of shareholders loan (in shares)		9,743,000
Rights offering costs for issuance of ordinary shares	(2,067,809)	0	(2,067,809)	0	0
Dividend paid	(4,142,199)	0	0	(4,142,199)	0
Net income	3,975,124	0	0	3,975,124	0
Foreign currency translation adjustment	(163,706)	0	0	0	(163,706)
Balances at Jun. 30, 2013	$ 274,491,519	$ 5,997	$ 128,425,102	$ 145,661,185	$ 399,235
Balances (in shares) at Jun. 30, 2013		59,979,114